Corporate overview	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Corporate overview
1.	Corporate overview:

Overview

The accompanying audited financial statements of HedgePath Pharmaceuticals, Inc., a Delaware corporation (the “Company”, “HPPI”, “we”, “us” or similar terminology) as successor to Commonwealth Biotechnologies, Inc., a Virginia corporation (“CBI”), have been prepared by the Company as a going concern, and in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

As used herein, the term “Common Stock” means the Company’s common stock, $0.0001 par value per share.

Nature of the Business

The Company is a clinical stage biopharmaceutical company that is seeking to discover, develop and commercialize innovative therapeutics for patients with certain cancers. The Company may also explore acquiring or licensing other innovative therapeutics addressing unmet needs and orphan indications beyond cancer. The Company’s preliminary focus is on the development of therapies for skin, lung and prostate cancers in the U.S. market, with the first indication targeting basal cell carcinoma in patients with Basal Cell Carcinoma Nevus Syndrome (also known as Gorlin Syndrome) for which the Company has begun dosing its Phase II(b) clinical trial. The Company’s proposed therapy is based upon the use of SUBA-Itraconazole, which is a patented, oral formulation of the currently marketed anti-fungal drug itraconazole. The Company believes that the dosing of oral capsules of this formulation can affect the Hedgehog signaling pathway, a major regulator of many fundamental cellular processes, which, in turn, can impact the development and growth of cancers such as basal cell carcinoma. Itraconazole has been approved by the U.S. Food and Drug Administration (the “FDA”) for, and has been extensively used to, treat fungal infections and has an extensive history of safe and effective use in humans. The Company has developed, optioned and licensed intellectual property and know-how related to the treatment of cancer patients using itraconazole.

Second Amended and Restated Supply and License Agreement

Pursuant to the Company’s Supply and License Agreement with Mayne Pharma Ventures Pty Ltd. and its affiliates (“Mayne Pharma”) which was originally entered into on September 3, 2013, amended and restated on June 24, 2014 and May 15, 2015, most recently amended on November 22, 2016, Mayne Pharma is obligated to: (i) supply the Company with its patented formulation of SUBA-Itraconazole in a particular dose formulation for the treatment of human patients with cancer via oral administration (with the initial areas of investigation being prostate, lung and skin cancer) in the United States, (ii) provide the Company with an exclusive license to perform specified development activities and to commercialize SUBA-Itraconazole for the treatment of cancer via oral administration in the United States and (iii) participate in a joint development committee (the “JDC”) with the Company to clinically develop SUBA-Itraconazole for the treatment of cancer in the United States. Mayne Pharma will also provide certain services (in accordance with the development plan and budget for the Company’s product) including to direct clinical programming (subject to the oversight and approval by the JDC and, in certain circumstances, the Board of Directors), and to direct the regulatory approval process and intellectual property strategy related to the product. Any services provided to the Company by Mayne Pharma in this regard will be provided at Mayne Pharma’s expense (other than third party costs agreed to by the Company and Mayne Pharma), and such services will be subject to the Company’s prior approval. The Supply and License Agreement could have been terminated by Mayne Pharma if the Company failed to achieve regulatory approval to commercialize SUBA-Itraconazole in the U.S. by June 30, 2017 (see below for amendment), if the Company breaches any provision of the Equity Holders Agreement or purchase agreements with Mayne Pharma (each as described below), if the Company materially breaches the Supply and License Agreement and do not cure such breach within a specified time period, or if either party files for bankruptcy or insolvency proceedings.

On June 24, 2014 and again on May 15, 2015, the Company and Mayne Pharma, along with Nicholas J. Virca, President and Chief Executive Officer, Frank E. O’Donnell, Jr., M.D., former Executive Chairman, and Hedgepath, LLC consummated a series of related transactions to fulfill certain conditions of the original Supply and License Agreement and Amended and Restated Supply and License Agreements, respectively. In connection therewith, the Company and Mayne Pharma entered into the Second Amended and Restated Supply and License Agreement. On November 22, 2016, the Company entered into Amendment No. 1 to the Second Amended and Restated Supply and License Agreement (the “Amendment”) with Mayne Pharma. The Amendment, which amends that certain Second Amended and Restated Supply and License Agreement, dated May 15, 2015, extends the date on which the Company must achieve regulatory approval in the U.S. to commercialize SUBA-Itraconazole to December 31, 2018 from June 30, 2017. There were no further changes to the Supply and License Agreement.

Mayne Pharma Sublicense Agreement

On September 2, 2015, the Company entered into a sublicense agreement with Mayne Pharma. Pursuant to the Agreement, Mayne Pharma sublicensed to the Company the exclusive U.S. rights to two additional patents regarding the use of Itraconazole for treatment of cancer, namely US patent No 8,980,930 entitled “Angiogenesis Inhibitors”, issued on March 17, 2015, and US patent No 8,653,083 entitled “Hedgehog Pathway Antagonists to Treat Disease”, issued on February 28, 2014. Mayne Pharma is the sublicensee of the patents from Accelas Holdings, a British Virgin Islands company, who in turn is the licensee from The Johns Hopkins University, the owner of the patents. The patents relate to the use of itraconazole as a treatment for cancer and age-related macular degeneration. The Company paid a one-time license fee of $75,000 to Mayne Pharma upon entering into the sublicense agreement, which is included in research and development expenses in the accompanying 2015 statement of operations.

Mayne Pharma Securities Purchase Agreement – May 2015

On May 15, 2015, the Company and Mayne Pharma entered into a Securities Purchase Agreement (the “2015 Mayne Purchase Agreement”) pursuant to which, in consideration of Mayne Pharma’s investment of $2.5 million in the Company, the Company issued (i) 33,333,333 shares of Common Stock and (ii) a warrant to purchase 33,333,333 shares of Common Stock (the “Warrant”) for an aggregate purchase price of $2,500,000, or $0.075 per share. The transaction contemplated by the 2015 Mayne Purchase Agreement formally closed on May 18, 2015. The Warrant is immediately exercisable, subject to certain restrictions, at an exercise price of $0.075 per share and expires on May 15, 2020.

May 2016 Financing

On May 25, 2016, the Company conducted the final closing of its previously announced “best efforts/no minimum” private placement offering to accredited investors (the “Offering”) of the Company’s units (each a “Unit”) at a price of $0.10 per Unit, with each Unit consisting of: (i) one (1) share of the Company’s common stock, par value $0.0001 per share (“Common Stock”), and (ii) a five-year warrant to purchase one (1) share of Common Stock at an exercise price of $0.12 per share (each a “Warrant”). No actual Units were issued, and each investor received shares of Common Stock and Warrants only. During the course of the Offering, which began on March 30, 2016, the Company sold all 55,000,000 Units reserved for the Offering for aggregate gross proceeds of $5,500,000 including the units sold to Mayne Pharma as described below.

The Company has granted the investors certain registration rights requiring the Company, following the Final Closing, to file a registration statement with the Securities and Exchange Commission covering the resale by the investors of the shares of Common Stock issued in the Offering and the shares of Common Stock underlying the Warrants issued in the Offering. The Company is required to use its commercially best efforts to cause the registration statement to be declared effective. The Company filed the registration statement with the Securities and Exchange Commission in June 2016, and it was declared effective on July 22, 2016.

In connection with the Final Closing, and pursuant to an existing right of the Company’s license and manufacturing partner and significant stockholder Mayne Pharma to purchase its pro rata share, on a fully-diluted basis, of new securities issuances of the Company (the “Mayne Right of First Refusal”), the Company entered into a definitive Securities Purchase Agreement (“SPA”) (in substantially the same form as the SPA executed by other investors in the Offering) with Mayne Pharma, and in connection therewith issued an aggregate of 27,885,000 Units to Mayne Pharma, consisting of an aggregate of 27,885,000 shares of Common Stock and a Warrant to purchase up to an aggregate of 27,885,000 shares of Common Stock, for aggregate gross proceeds to the Company of $2,788,500.

In connection with the Offering, the Company engaged certain FINRA-member agents to help it secure investors for the Offering (the “Finders Arrangements”). Such agents secured investors for an aggregate of $582,500 for the Offering and received commissions equal to an aggregate of $46,600 in cash and warrants (in substantially the form of the Warrants) to purchase 466,000 shares of Common Stock. Pursuant to the Mayne Right of First Refusal, the Company issued and sold to Mayne a warrant to purchase 479,236 shares of Common Stock for a purchase price of $47,924 (the “Mayne Finders Warrant”), which constituted Mayne’s pro rata share, on a fully-diluted basis, of all warrants issued in connection with the Finders Arrangements, inclusive of the Mayne Finders Warrant. For ease of administration, the 479,236 shares of Common Stock underlying the Mayne Finders Warrant were added to the Mayne Offering Warrant, resulting in the issuance to Mayne of a single Warrant to purchase 28,364,236 shares of Common Stock.

See Note 8 regarding Mayne common stock warrant exercises during the year ended December 31, 2016.